Notes to the consolidated statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2020
Notes to the consolidated statement of cash flows
Bank balances and cash

	As at 31 December
	2020	2019	2018

Total bank balances and cash	13,871,523	13,306,139	15,832,788
Add: Cash and cash equivalents transferred to disposal group	—	—	15,104
Less: Restricted cash	613,631	862,881	430,210

Cash and cash equivalents as at year end	13,257,892	12,443,258	15,417,682

Bank balances and cash denominated in currencies

	As at 31 December
	2020	2019	2018

RMB	12,200,948	10,649,660	14,389,435
S$(RMB equivalent)	776,703	1,243,481	927,395
US$(RMB equivalent)	462,560	716,233	482,666
Others	431,312	696,765	33,292

Total	13,871,523	13,306,139	15,832,788

Changes in the group's liabilities from financing activities

				Cumulative
				distribution of
				other equity	Lease
	Loans	Bonds	Accrued	instruments	liabilities	Dividends
Items	(Notes 23,29)	(Notes 24,28)	interests	(Note 20)	(Note 41)	payable

As at 1 January 2020	201,142,080	40,312,458	1,276,703	77,106	4,712,670	1,191,036

(a) Business combination	878,997	—	—	—	91,595	—

(b) Changes from financing cash flows:
Proceeds from loans	168,677,805	—	—	—	—	—
Repayment of loans	(171,947,870)	—	—	—	—	—
Proceeds from new bonds	—	24,217,730	—	—	—	—
Repayment of bonds	—	(26,800,000)	—	—	—	—
Payment of lease liabilities	—	—	—	—	(1,297,746)	—
Interest paid	(7,976,843)	(896,587)	(1,276,703)	(1,436,117)	—	—
Dividends paid to shareholders of the Company	—	—	—	—	—	(2,119,243)
Dividends paid to non-controlling interests of the subsidiaries	—	—	—	—	—	(1,702,511)
Others	—	(35,283)	—	—	—	—

(c) Exchange adjustments	(847,434)	(305,256)	—	—	(66,099)	—

(d) Other changes:
New leases	—	—	—	—	2,201,755	—
Interest expenses	7,415,824	1,582,524	—	—	202,264	—
Accrued cumulative distribution of other equity instrument investments	—	—	—	1,770,469	—	—
Capitalized borrowing costs	854,309	—	—	—	73,546	—
Dividends relating to 2019	—	—	—	—	—	3,325,572
Early termination of lease	—	—	—	—	(348,242)	—
Other	—	(11,793)	—	—	(87,397)	—

As at 31 December 2020	198,196,868	38,063,793	—	411,458	5,482,346	694,854

						Finance lease
		Loans in			Cumulative	payables/
		disposal			distribution of	Lease
	Loans	group held	Bonds	Accrued	other equity	liabilities	Dividends
Items	(Notes 23,29)	for sale	(Notes 24,28)	interests	instruments	(Note 41)	payable

As at 31 December 2018	211,207,782	297,400	41,519,596	1,152,767	8,846	1,442,174	1,267,833
Effect of adoption of IFRS 16	—	—	—	—	—	774,618	—
As at 1 January 2019 (restated)	211,207,782	297,400	41,519,596	1,152,767	8,846	2,216,792	1,267,833

(a) Asset acquisitions	9,418	—	—	—	—	602,257	—

(b) Changes from financing cash flows:
Proceeds from loans	119,800,321	498,000	—	—	—	—	—
Repayment of loans	(130,703,965)	(213,400)	—	—	—	—	—
Proceeds from new bonds	—	—	35,300,000	—	—	—	—
Repayment of bonds	—	—	(36,500,000)	—	—	—	—
Payment of lease liabilities	—	—	—	—	—	(488,015)	—
Interest paid	—	—	(291,040)	(10,732,737)	(617,662)	—	—
Dividends paid to shareholders of the Company	—	—	—	—	—	—	(1,569,809)
Dividends paid to non-controlling interests of the subsidiaries	—	—	—	—	—	—	(1,436,574)
Others	—	—	(29,075)	—	—	—	—

(c) Exchange adjustments	811,524	—	—	—	—	(23,673)	—

(d) Other changes:
New leases	—	—	—	—	—	2,233,736	—
Interest expenses	—	—	314,280	10,276,865	—	171,573	—
Accrued cumulative distribution of other equity instrument investments	—	—	—	—	685,922	—	—
Capitalized borrowing costs	—	—	—	579,808	—	—	—
Dividends relating to 2018	—	—	—	—	—	—	2,929,586
Disposal group held for sale	—	(582,000)	—	—	—	—	—
Others	17,000	—	(1,303)	—	—	—	—

As at 31 December 2019	201,142,080	—	40,312,458	1,276,703	77,106	4,712,670	1,191,036

				Cumulative
				distribution		Interest rate
			Accrued	of other equity	Finance leases	swap contracts
Items	Loans	Bonds	interest	instrument	payables	(liabilities)

As at 1 January 2018	205,380,764	31,059,223	947,302	—	1,600,106	130,643

(a) Business combination	11,983,707	—	16,798	—	249,161	—

(b) Changes from financing cash flows:
Proceeds from new bank loans	126,001,437	—	—	—	—	—
Repayment of bank loans	(132,293,601)	—	—	—	—	—
Proceeds from new bonds	—	54,000,000	—	—	—	—
Repayment of bonds	—	(43,500,000)	—	—	—	—
Capital element of finance lease rentals paid	—	—	—	—	(549,169)	—
Interest element of finance lease rentals paid	—	—	—	—	(87,857)	—
Interest paid	—	(643,356)	(10,011,011)	(333,504)	—	—
Others	(20,466)	(73,562)	—	—	—	—

(c) Exchange adjustments	415,219	—	2,959	—	(242)	—

(d) Changes in fair value	—	—	—	—	—	18,474

(e) Other changes:
New finance leases	—	—	—	—	34,911	—
Interest expenses	—	686,017	9,701,316	—	99,079	—
Accrued cumulative distribution of other equity instrument investments	—	—	—	342,350	—	—
Capitalized borrowing costs	—	—	495,818	—	—	—
Transfer to a disposal group held for sale	(297,400)	—	(415)	—	—	—
Others	38,122	(8,726)	—	—	96,185	—

As at 31 December 2018	211,207,782	41,519,596	1,152,767	8,846	1,442,174	149,117

Total cash outflow for leases

	For the year ended 31 December
	2020	2019
Within financing activities*	1,297,746	488,015
Total	1,297,746	488,015